Financial instruments - Fair Value Measurements Recognized in the Consolidated Statement of Financial Position - Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value measurement of liabilities [line items]
Liabilities	$ 5,197,116	$ 4,712,051	$ 2,925,092
Recurring fair value measurement | Financial liabilities at FVTPL
Disclosure of fair value measurement of liabilities [line items]
Liabilities	15,212	80,518	1,459
Recurring fair value measurement | Level 2 | Financial liabilities at FVTPL
Disclosure of fair value measurement of liabilities [line items]
Liabilities	2,663	80,518	1,459
Recurring fair value measurement | Level 3 | Financial liabilities at FVTPL
Disclosure of fair value measurement of liabilities [line items]
Liabilities	12,549
Recurring fair value measurement | Cross currency swap | Financial liabilities at FVTPL
Disclosure of fair value measurement of liabilities [line items]
Liabilities	2,661	80,518	1,459
Recurring fair value measurement | Cross currency swap | Level 2 | Financial liabilities at FVTPL
Disclosure of fair value measurement of liabilities [line items]
Liabilities	2,661	$ 80,518	$ 1,459
Recurring fair value measurement | Foreign currency forward | Financial liabilities at FVTPL
Disclosure of fair value measurement of liabilities [line items]
Liabilities	2
Recurring fair value measurement | Foreign currency forward | Level 2 | Financial liabilities at FVTPL
Disclosure of fair value measurement of liabilities [line items]
Liabilities	2
Recurring fair value measurement | Contingent consideration | Financial liabilities at FVTPL
Disclosure of fair value measurement of liabilities [line items]
Liabilities	12,549
Recurring fair value measurement | Contingent consideration | Level 3 | Financial liabilities at FVTPL
Disclosure of fair value measurement of liabilities [line items]
Liabilities	$ 12,549